Shareholders' equity	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Shareholders' equity
30 Shareholders’ equity
Issued share capital and reserves attributable to shareholders of Aegon N.V.

	Note	2020	2019	2018
Share capital – par value	30.1	320	323	322

Share premium	30.2	7,160	7,213	7,487
Total share capital		7,480	7,536	7,808

Retained earnings		10,327	10,655	9,985

Treasury shares	30.3	(181)	(281)	(337)
Total retained earnings		10,145	10,374	9,648

Revaluation reserves	30.4	7,480	5,873	3,435

Remeasurement of defined benefit plans	30.5	(2,534)	(2,397)	(1,850)

Other reserves	30.6	(553)	456	149
Total shareholders’ equity		22,018	21,842	19,189

	2020	2019	2018
Share capital transactions relating to common shares	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2020:
Interim dividend 2020 1)	(22,947)

Share buyback program (interim dividend 2020)	24,029

Transactions in 2019:
Final dividend 2018 1)		(32,874)

Share buyback program (final dividend 2018)		32,874

Interim dividend 2019 1)		(35,370)

Share buyback program (interim dividend 2019)		43,150

Transactions in 2018:
Final dividend 2017 1)			(21,954)

Share buyback program (final dividend 2017)			21,954

Interim dividend 2018 1)			(24,134)

Share buyback program (interim dividend 2018)			24,134

1	Dividend distribution paid from treasury shares (note 30.3)
30.1 Share capital – par value

	2020	2019	2018
Common shares	252	253	251

Common shares B	69	70	70
At December 31	320	323	322

Common shares	2020	2019	2018
Authorized share capital	720	720	720

Number of authorized shares (in million)	6,000	6,000	6,000

Par value in cents per share	12	12	12

Common shares B	2020	2019	2018
Authorized share capital	360	360	360

Number of authorized shares (in million)	3,000	3,000	3,000

Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2018	2,095,648	251	585,022	70

Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70

Dividend	9,491	1	-	-
At December 31, 2019	2,105,139	253	585,022	70

Shares withdrawn	(9,491)	(1)	(13,227)	(2)

Dividend	2,466	-	-	-
At December 31, 2020	2,098,114	252	571,795	69

The common shares and common shares B withdrawn in 2020 are the result of the cancellation of 9,491 and 13,227 shares, respectively, following the repurchase by the Company in connection with the share buyback program. This share buy back program was executed following the 2019 interim dividend distribution in order to reduce the number of own shares, which are not used to cover obligations arising from share-based incentive plans or other obligations.

The table below represents weighted average number of common shares including treasury shares attributable to Aegon N.V.:
	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2018	2,095,648	585,022
2019	2,098,326	585,022
2020	2,101,749	579,312
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to ‘Other information’ for further information on dividend rights.
Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.
Under the terms of the 1983 Amended Merger Agreement, dated May 2013, Vereniging Aegon has a call option relating to common shares B. Vereniging Aegon may exercise its call option at fair value of a common share B (being 1/40 th
of the market value of a common share in the capital of the Company at the time of issuance) to keep or restore its total stake at 32.6%, irrespective of the circumstances which cause the total shareholding to be or become lower than 32.6%. Refer to Note 50 Related party transactions for transactions between Aegon N.V. and Vereniging Aegon.
30.2 Share premium

	2020	2019	2018
At January 1	7,213	7,487	7,731
Share dividend	(54)	(273)	(244)
At December 31	7,160	7,213	7,487

Share premium relating to:
- Common shares	5,507	5,560	5,834
- Common shares B	1,653	1,653	1,653
Total share premium	7,160	7,213	7,487
The share premium account reflects the balance of
paid-in
amounts above par value at issuance of new shares less the amounts charged for share dividends.

30.3 Treasury shares
On the reporting date, Aegon N.V. and its subsidiaries held 53,747,701 (2019: 66,583,671) of its own common shares and 12,884,400 (2019: 25,309,920) own common shares B with a par value of EUR 0.12 each.
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2020		2019		2018
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	65,540	269	61,418	326	64,488	314

Transactions in 2020:
Sale: transactions, average price 4.52	(4,445)	(20)
Shares withdrawn: 1 transaction average price 4.52	(9,491)	(43)
Sale: 1 transaction, average price 4.13	(22,947)	(95)
Purchase: 1 transaction average price 2.46	24,029	59

Transactions in 2019:
Sale: transactions, average price 5.10			(3,657)	(19)
Sale: 1 transaction, average price 5.25			(32,874)	(173)
Purchase: 1 transaction average price 4.52			32,874	149
Sale: 1 transaction, average price 5.16			(35,370)	(183)
Purchase: 1 transaction average price 3.89			43,150	168

Transactions in 2018:
Sale: transactions, average price 3.76					(3,070)	(12)
Sale: 1 transaction, average price 4.62					(21,954)	(101)
Purchase: 1 transaction average price 5.34					21,954	117
Sale: 1 transaction, average price 5.09					(24,134)	(123)
Purchase: 1 transaction average price 5.43					24,134	131
At December 31	52,686	171	65,540	269	61,418	326
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2020		2019		2018
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	25,310	3	13,856	2	15,346	2

Transactions in 2020:
Sale: 1 transaction, average price 0.13	(2,154)	-
Shares withdrawn: 1 transaction average price 0.13	(13,227)	(2)
Purchase: 1 transaction average price 0.08	2,956	-

Transactions in 2019:
Sale: 1 transaction, average price 0.12			(1,774)	-
Purchase: 1 transaction average price 0.10			13,227	1

Transactions in 2018:
Sale: 1 transaction, average price EUR 0.11					(1,489)	-
At December 31	12,884	1	25,310	3	13,856	2
As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are (de)recognized at the consideration paid or received.

	2020		2019		2018
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	52,686	171	65,540	269	61,418	326
Held by subsidiaries	1,062	9	1,043	9	1,144	9
Common shares B
Held by Aegon N.V.	12,884	1	25,310	3	13,856	2
At December 31	66,632	181	91,893	281	76,419	337

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)
2018	60,129	14,415
2019	56,467	13,070
2020	58,224	18,386
30.4 Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total
At January 1, 2020	4,352	19	1,502	5,873
Gross revaluation	5,728	20	(141)	5,607
Shadow accounting adjustment	(2,738)	-	-	(2,738)
Net (gains) / losses transferred to income statement	13	-	(106)	(94)
Foreign currency translation differences	(443)	(2)	(111)	(556)
Tax effect	(664)	(2)	54	(612)
At December 31, 2020	6,248	35	1,197	7,480

At January 1, 2019	1,910	46	1,479	3,435
Gross revaluation	6,619	(4)	89	6,705
Shadow accounting adjustment	(3,142)	-	-	(3,142)
Net (gains) / losses transferred to income statement	(412)	-	(97)	(509)
Net (gains) / losses transferred to retained earnings	-	(32)	-	(32)
Foreign currency translation differences	8	1	27	37
Tax effect	(632)	8	3	(621)
At December 31, 2019	4,352	19	1,502	5,873

At January 1, 2018	3,428	68	1,402	4,899
Gross revaluation	(3,449)	(32)	85	(3,397)
Shadow accounting adjustment	1,304	-	-	1,304
Net (gains) / losses transferred to income statement	66	-	(80)	(14)
Foreign currency translation differences	46	2	71	119
Tax effect	514	7	1	522
Other	-	-	-	1
At December 31, 2018	1,910	46	1,479	3,435
The revaluation accounts for both
available-for-sale
investments and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for available-for-sale
investments) or transferred to retained earnings (for real estate held for own use). Upon impairment, unrealized losses are recognized in the income statement.

The closing balances of the revaluation reserve for
available-for-sale
investments relate to the following instruments:

	2020	2019	2018
Shares	46	25	22
Debt securities	6,218	4,353	1,911
Other	(17)	(26)	(23)
Revaluation reserve for available-for-sale investments	6,248	4,352	1,910
The cash flow hedging reserve includes (un)realized gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the hedged cash flow. No amounts have been released from equity to be included in the initial measurement of non-financial
assets or liabilities.
30.5 Remeasurement of defined benefit plans

	2020	2019	2018
At January 1	(2,397)	(1,850)	(1,669)
Remeasurements of defined benefit plans	(360)	(612)	(134)
Tax effect	140	90	(15)
Net exchange differences	83	(25)	(32)
Total remeasurement of defined benefit plans	(2,534)	(2,397)	(1,850)
30.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2020	799	(374)	31	456
Movement in foreign currency translation and net foreign investment hedging reserves	(1,209)	195	-	(1,015)
Disposal of a business	(5)	-	(2)	(7)
Tax effect	12	(19)	-	(7)
Equity movements of joint ventures	-	-	12	12
Equity movements of associates	-	-	7	7
At December 31, 2020	(402)	(199)	48	(553)

At January 1, 2019	499	(370)	19	149
Movement in foreign currency translation and net foreign investment hedging reserves	311	(10)	-	301
Disposal of a business	(1)	-	-	(1)
Tax effect	(10)	5	-	(5)
Equity movements of joint ventures	-	-	8	8
Equity movements of associates	-	-	4	4
At December 31, 2019	799	(374)	31	456

At January 1, 2018	(80)	(321)	11	(390)
Movement in foreign currency translation and net foreign investment hedging reserves	561	(46)	(3)	512
Disposal of a business	50	(14)	-	36
Tax effect	(32)	12	-	(20)
Equity movements of joint ventures	-	-	8	8
Equity movements of associates	-	-	2	2
Other	-	-	1	1
At December 31, 2018	499	(370)	19	149

The foreign currency translation reserve includes the currency results from investments in non-euro
denominated subsidiaries. The amounts are released to the income statement upon the sale of the subsidiary.
The net foreign investment hedging reserve is made up of gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the net foreign investment.
The equity movements of joint ventures and associates reflect Aegon’s share of changes recognized directly in the joint venture’s and associate’s equity.

Aegon N.V [member]
Statement [LineItems]
Shareholders' equity
14 Shareholders’ equity

	Share capital	Paid-in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net income/ (loss)	Total
At January 1, 2020 1)	323	7,213	6,120	426	1,703	7,499	(2,397)	(281)	1,235	21,842
Net income 2019 retained	-	-	-	-	-	1,235	-	-	(1,235)	-
Net income 2020	-	-	-	-	-	-	-	-	(146)	(146)
Total net income / (loss)	-	-	-	-	-	1,235	-	-	(1,382)	(146)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-		(1,027)	-	-	83	-	-	(945)
Changes in revaluation in subsidiaries	-	-	1,589	-	-	-	-	-	-	1,589
Changes in revaluation reserve real estate held for own use	-	-	18	-	-					18
Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(220)	-	-	(220)
Changes and transfer to legal reserve	-	-	(235)	-	6	245	-	-	-	17
Other	-	-	-	-	-	2	-	-	-	2
Other comprehensive income / (loss)	-	-	1,371	(1,027)	6	247	(137)	-	-	460

Shares issued	-	-	-	-	-	-	-	-	-	-
Shares withdrawn	(3)	-	-	-	-	(42)	-	45	-	-
Dividends paid on common shares	-	(54)	-	-	-	(64)	-	-	-	(118)
Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1
Issuance and purchase of treasury shares	-	-	-	-	-	(52)	-	55	-	3
Coupons on perpetual securities	-	-	-	-	-	(38)	-	-	-	(38)
Incentive plans	-	-	-	-	-	10	-	-	-	10
At December 31, 2020	320	7,160	7,491	(601)	1,710	8,798	(2,534)	(181)	(146)	22,018

1
Amounts have been restated to reflect the voluntary change in accounting policies related to deferred cost of reinsurance (DCoR) adopted by Aegon effective January 1, 2020. Refer to note 2 Significant accounting policies for details about this change.

	Share capital	Paid-in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net income/ (loss)	Total
At January 1, 2019 (as previously stated)	322	7,486	3,540	130	1,326	7,872	(1,850)	(337)	710	19,200
Mandatory change in accounting policy 1)	-	-	-	-	-	(44)	-			(44)
Voluntary change in accounting policy 2)	-	-	(1)	-	-	(6)	-	-	(3)	(10)
At January 1, 2019 (restated)	322	7,486	3,539	130	1,326	7,822	(1,850)	(337)	706	19,146

Net income 2018 retained	-	-	-	-	-	706	-	-	(706)	-
Net income 2019	-	-	-	-	-	-	-	-	1,235	1,235
Total net income / (loss)	-	-	-	-	-	706	-	-	528	1,235

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-		296	-	-	(25)	-	-	271
Changes in revaluation subsidiaries	-	-	2,465	-	-	-	-	-	-	2,465
Changes in revaluation reserve real estate held for own use	-	-	(28)	-	-	25				(3)
Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(522)	-	-	(522)
Changes and transfer to legal reserve	-	-	143	-	377	(509)	-	-	-	11
Other	-	-	-	-	-	15	-	-	-	15
Other comprehensive income / (loss)	-	-	2,582	296	377	(469)	(547)	-	-	2,240

Shares issued	1	-	-	-	-	-	-	-	-	1
Dividends paid on common shares	-	(273)	-	-	-	(309)	-	-	-	(583)
Issuance and purchase of treasury shares	-	-	-	-	-	(86)	-	56	-	(30)
Issuance and redemption of other equity instruments	-	-	-	-	-	(81)	-	-	-	(81)
Coupons on perpetual securities	-	-	-	-	-	(88)	-	-	-	(88)
Incentive plans	-	-	-	-	-	2	-	-	-	2
At December 31, 2019	323	7,213	6,120	426	1,703	7,499	(2,397)	(281)	1,235	21,842

1	Mandatory change in accounting policy in 2019 mainly due to impact of adopting IFRS 16 on Leases. A modified retrospective approach was applied and therefore prior periods were not restated.
2
Amounts have been restated to reflect the voluntary change in accounting policies related to deferred cost of reinsurance (DCoR) adopted by Aegon effective January 1, 2020. Refer to note 2 Significant accounting policies for details about this change.

The balance of the revaluation account, which includes revaluation reserves for real estate and investments that do not have a frequent market listing, consisted of EUR 7,988 million (2019: EUR 6,443 million) of items with positive revaluation and of EUR 496 million (2019: EUR 323 million) of items with negative revaluation.
The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the revaluation reserves, cannot be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts.

Certain of Aegon’s subsidiaries, principally insurance companies, are subject to restrictions on the amounts of funds they may transfer in the form of cash dividends or otherwise to their parent companies. There can be no assurance that these restrictions will not limit or restrict Aegon in its ability to pay dividends in the future.
On the reporting date, Aegon N.V. and its subsidiaries held 53,747,701 (2019: 66,583,671) of its own common shares and 12,884,400 (2019: 25,309,920) own common shares B with a par value of EUR 0.12 each.
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2020		2019
	Number of shares		Number of shares
	(thousands)	Amount	(thousands)	Amount
At January 1	65,540	269	61,418	326

Transactions in 2020:
Sale: transactions, average price EUR 4.52	(4,445)	(20)
Shares witdrawn: 1 transaction, average price EUR 4.52	(9,491)	(43)
Sale: 1 transaction, average price EUR 4.13	(22,947)	(95)
Purchase: 1 transaction, average price EUR 2.46	24,029	59

Transactions in 2019:
Sale: transactions, average price EUR 5.10			(3,657)	(19)
Sale: 1 transaction, average price EUR 5.25			(32,874)	(173)
Purchase: 1 transaction, average price EUR 4.52			32,874	149
Sale: 1 transaction, average price EUR 5.16			(35,370)	(183)
Purchase: 1 transaction, average price EUR 3.89			43,150	168
At December 31	52,686	171	65,540	269
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2020		2019
	Number of shares		Number of shares
	(thousands)	Amount	(thousands)	Amount
At January 1	25,310	3	13,856	2

Transactions in 2020:
Sale: 1 transaction, average price EUR 0.13	(2,154)	-
Shares withdrawn: 1 transaction, average price EUR 0.13	(13,227)	(2)
Purchase: 1 transaction, average price EUR 0.08	2,956	-

Transactions in 2019:
Sale: 1 transaction, average price EUR 0.12			(1,774)	-
Purchase: 1 transaction, average price EUR 0.10			13,227	1
At December 31	12,884	1	25,310	3
As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are included at their consideration paid or received.

	2020		2019
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	52,686	171	65,540	269
Held by subsidiaries	1,062	9	1,043	9
Common shares B
Held by Aegon N.V.	12,884	1	25,310	3
At December 31	66,632	181	91,893	281
The consideration for the related shares is deducted from or added to the retained earnings.